Note 4 - Stockholders' Equity - Summary of Restricted Stock Activity (Details) - Restricted Stock [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Outstanding (in shares)	22,523	49,960
Outstanding, Weighted Average Grant Date Fair Value (in dollars per share)	$ 1.11	$ 3
Granted (in shares)		45,046
Granted, Weighted Average Grant Date Fair Value (in dollars per share)		$ 1.11
Vested (in shares)		(72,483)
Vested, Weighted Average Grant Date Fair Value (in dollars per share)	$ 1.11	$ 2.41
Outstanding (in shares)		22,523
Outstanding, Weighted Average Grant Date Fair Value (in dollars per share)		$ 1.11